leases (Tables)	12 Months Ended
Dec. 31, 2018
leases
Minimum lease payments under operating leases

	2018			2017
	Operating	Operating		Operating	Operating
	leases with	leases with		leases with	leases with
As at December 31 (millions)	arm’s-length	related party		arm’s-length	related party
Years ending	lessors [1]	lessors [2]	Total	lessors [1]	lessors [2]	Total
1 year hence	$240	$2	$242	$218	$6	$224
2 years hence	222	6	228	191	12	203
3 years hence	195	6	201	169	13	182
4 years hence	161	6	167	147	13	160
5 years hence	139	6	145	122	13	135
Thereafter	681	112	793	534	208	742
	$1,638	$138	$1,776	$1,381	$265	$1,646
1

Immaterial amounts for minimum lease receipts from sublet land and buildings have been netted against the minimum lease payments in this table. Minimum lease payments exclude occupancy costs and thus will differ from future amounts reported for operating lease expenses. As at December 31, 2018, commitments for occupancy costs under operating leases totalled $813 (2017 – $816).

2

As set out in Note 21(c), we have entered into leases with real estate joint ventures. This table includes 100% of the minimum lease payment amounts due under these leases; of the total, $46 (2017 – $109) is due to our economic interest in the real estate joint venture and $92 (2017 – $156) is due to our partners’ economic interests in the real estate joint venture.